Income Taxes - Operating Loss Carryforwards (Details) $ in Millions	Dec. 31, 2016 USD ($)
United States Federal and Non-United States
Income Tax Contingency [Line Items]
2017	$ 1.1
2018	1.3
2019	7.0
2020	3.3
2021	4.4
Thereafter	23.4
No expirations	309.5
Total net operating loss carryforwards	350.0
United States State
Income Tax Contingency [Line Items]
2017	3.8
2018	5.5
2019	3.8
2020	0.0
2021	0.0
Thereafter	243.7
No expirations	0.0
Total net operating loss carryforwards	$ 256.8